Subsequent Events	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Subsequent Events
24	Subsequent events
Accordingly, to the Repurchase Program (Note 14 (f)), from January 01, 2023 to January 31, 2023, 105,623 Class A common shares were repurchased by the Entity, in the amount of R$ 5,048.